Other income, net - Schedule of Other Income (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Other Income Net [Line Items]
Other Income	¥ 13,191		¥ 29,726	¥ 543
Interest expense and guarantee fee	(62)		(73)	(197)
Changes in fair value of short-term investments	174	$ 25	0	0
Government Grants
Other Income Net [Line Items]
Other Income	13,201		29,799	661
Others
Other Income Net [Line Items]
Other Income	¥ (122)		¥ 0	¥ 79